Expense Example - FidelityLow-PricedStockFund-KPRO - FidelityLow-PricedStockFund-KPRO - Fidelity Low-Priced Stock Fund - Fidelity Low-Priced Stock Fund - Class K	Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 86
3 years	268
5 years	466
10 years	$ 1,037